(Loss) / earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of basic and diluted (loss) / earnings per share
The calculation of both basic and diluted (loss) / earnings per share is based on net income or loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2018	2017	2016
Net loss attributable to equity holders of the parent - basic	$(190,071)	$(158,240)	$(24,903)
Convertible notes interest expense	—	—	—
Convertible notes deferred financing amortization	—	—	—
Net loss attributable to equity holders of the parent - diluted	$(190,071)	$(158,240)	$(24,903)

Basic weighted average number of shares	34,824,311	21,533,340	16,111,865
Effect of dilutive potential basic shares:
Restricted stock	—	—	—
Convertible notes	—	—	—
	—	—	—
Diluted weighted average number of shares	34,824,311	21,533,340	16,111,865

Loss Per Share:
Basic	$(5.46)	$(7.35)	$(1.55)
Diluted	$(5.46)	$(7.35)	$(1.55)